Hartford Schroders Tax-Aware Bond Fund Investment Strategy - Hartford Schroders Tax-Aware Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income debt instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. dollar-denominated, investment-grade fixed income debt instruments. Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA may use a sub-sub-adviser, Schroder Investment Management North America Limited (“SIMNA Ltd.”), which is an affiliate of SIMNA. References to “Sub-Advisers” include SIMNA Ltd., as applicable, with respect to its role as sub-sub-adviser to the Fund.Fixed income debt instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fixed income debt instruments in which the Fund may invest include securities issued or guaranteed by the U.S. government and its agencies, government-sponsored enterprise securities, corporate bonds, mortgage-backed securities (including “to be announced” or “TBA” transactions), asset-backed securities, municipal securities, sovereign debt and debt securities issued by supranational organizations. They may pay fixed, variable, or floating interest rates. “Investment-grade” securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, are determined by the Sub-Advisers, to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the average rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents. The Fund may invest in fixed income securities of any maturity or duration. The Fund’s effective duration may vary over time depending on the Sub-Advisers’ assessment of market and economic conditions and other factors. The Fund may trade securities actively.In seeking to achieve the Fund’s investment objective, the Sub-Advisers employ a tax-aware investing strategy that attempts to realize total return for shareholders, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. “Total return” consists of income earned on the Fund’s investments, plus capital appreciation, if any. The Sub-Advisers allocate the Fund’s assets among taxable and tax-exempt investments with no limitation on the amount of assets that may be invested in either category. The Fund is eligible to pay “exempt-interest dividends” only if 50% of the value of its total assets is invested in tax-exempt securities at the end of each quarter of its taxable year. At times, the Fund’s investments in municipal securities may be substantial depending on the Sub-Advisers’ outlook on the market. In particular, the Fund may invest more than 25% of its total assets in municipal securities of issuers in each of California, New York and Texas.It is important to understand that the Fund is not limited to investing solely in assets that generate tax-exempt income and may make both taxable and tax-exempt distributions to shareholders. Among the techniques and strategies used by the Fund in seeking tax-efficient management are the following: investing in municipal securities, the interest from which is exempt from federal income tax (but not necessarily the federal alternative minimum tax (“AMT”) or state income tax); investing in taxable securities where after-tax valuation is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing. When making investment decisions for the Fund, the Sub-Advisers take into consideration the maximum federal tax rates.The Fund’s decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Sub-Advisers assess an issue’s historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. As part of this analysis, the Sub-Advisers also consider sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. In addition, the Sub-Advisers integrate financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to the Sub-Advisers’ overall evaluation of the risk and return potential of an investment. As part of its tax-aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.In addition, the Fund may engage in transactions involving derivatives. Derivative transactions may include exchange-traded futures contracts. The Fund will normally use derivatives to supplement the effective management of its duration profile, to gain exposure to particular securities or markets, in connection with hedging transactions, or for purposes of efficient portfolio management, including managing cash flows or as part of the Fund’s risk management process.